Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Summary of Investment Holdings [Line Items]
Ownership		20.00%
Opening balance		$ 12.5	[1]
Share of profits recognized	3.1	11.4		4.8		8.4
Closing balance		22.7	[1]	12.5	[1]
Rand Refinery Limited
Summary of Investment Holdings [Line Items]
Ownership		33.10%		33.10%
Opening balance		12.5		9.9
Share of profits recognized		11.4		4.8
Translation		(1.2)		(2.2)
Closing balance		$ 22.7		$ 12.5

[1]	Equity investee: Rand Refinery (Proprietary) Limited ("Rand Refinery") refines gold bullion and by-products. It acts as a refining agent on behalf of the Group's operations (refer to note 22). December 31, 2012 December 31, 2011 Ownership 33.1% 33.1 % The carrying value of the equity investment in Rand Refinery: Opening balance 12.5 9.9 Share of profits recognized 11.4 4.8 Translation (1.2) (2.2) Closing balance 22.7 12.5 The market value of Rand Refinery is not readily determinable.